Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Direct sales, net	$ 45,232,943	$ 136,416,423	$ 193,614,500
Distribution sales, net	49,521,779	48,294,457	48,959,174
Total revenues, net	94,754,722	184,710,880	242,573,674
Cost of revenues:
Direct sales	24,352,882	57,445,266	96,471,502
Distribution sales	32,570,037	35,046,146	35,475,084
Total cost of revenues	56,922,919	92,491,412	131,946,586
Gross profit	37,831,803	92,219,468	110,627,088
Operating (expenses) income
Advertising expenses	(16,232,840)	(51,730,624)	(58,337,710)
Other selling and marketing expenses	(40,177,216)	(54,873,872)	(50,346,118)
General and administrative expenses	(28,417,373)	(30,680,912)	(27,070,799)
Other operating income, net	2,121,208	2,614,561	3,276,753
Total operating expenses	(82,706,221)	(134,670,847)	(132,477,874)
Loss from operations	(44,874,418)	(42,451,379)	(21,850,786)
Interest expense	(189,863)	(152,931)	0
Other income, net	2,143,550	3,547,407	5,755,017
Income (loss) before income taxes and equity in losses of affiliates	(42,920,731)	(39,056,903)	(16,095,769)
Income tax expenses	(1,170,517)	(645,763)	(1,822,626)
Equity in losses of affiliates	(235,161)	(205,567)	0
Net loss	(44,326,409)	(39,908,233)	(17,918,395)
Net income (loss) attributable to noncontrolling interests	2,503	(12,355)	7,679
Net loss attributable to Acorn International, Inc. shareholders	(44,328,912)	(39,895,878)	(17,926,074)
Loss per ordinary share:
Basic and diluted	$ (0.54)	$ (0.47)	$ (0.20)
Shares used in calculating loss per ordinary share:
Basic and diluted	82,690,613	84,115,169	89,965,979
Includes share-based compensation related to:
Share-based compensation	428,000	446,412	424,445
General and Administrative Expense
Includes share-based compensation related to:
Share-based compensation	$ 428,000	$ 446,412	$ 424,445